Mineral Properties, Plant, and Equipment - Narrative (Details) - Rich Gulch Llc $ in Millions	Mar. 08, 2024 USD ($) share
Disclosure of detailed information about property, plant and equipment [line items]
Number of patents acquired	17
Equity interests of acquirer | $	$ 2.1
Number of instruments or interests issued or issuable	2,959,769